Discontinued Operations Discontinued Operations	12 Months Ended
Dec. 31, 2015
MidAmerican Energy Company [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Groups, Including Discontinued Operations, Disclosure [Text Block]
Discontinued Operations

On January 1, 2016, MidAmerican Energy transferred the assets and liabilities of its unregulated retail services business to a subsidiary of BHE. The transfer was made at MidAmerican Energy’s carrying value of the assets, liabilities and AOCI as of December 31, 2015, and was recorded by MidAmerican Energy as a noncash dividend. Financial results of the unregulated retail services business for the years ended December 31, 2015, 2014 and 2013, respectively, have been reclassified to discontinued operations in the Statements of Operations.

Significant line items constituting pre-tax income from discontinued operations and total cash flows from operating activities for the years ended December 31 are as follows (in millions):

	2015	2014	2013

Operating revenue	$905	$918	$815
Cost of sales	$854	$863	$764

Cash flows from operating activities	$30	$(22)	$25

Assets, liabilities and equity of the unregulated retail services business reflected in the Balance Sheets as of December 31, are as follows (in millions):

	2015	2014

Receivables	$115	$118
Derivative assets	41	44
Deferred income taxes	21	14
Accounts payable	(49)	(40)
Derivative liabilities	(42)	(34)
Other assets and liabilities, net	4	5
Accumulated other comprehensive loss, net	27	20
Equity, excluding accumulated other comprehensive loss, net	(117)	(127)